PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details
Furniture	$ 31,539	$ 31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(37,381)	(34,311)
Total	$ 27,509	$ 33,650	$ 54,819